PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2011 and 2010, was as follows:

		December 31,
	Useful lives, months
		2011	2010
Network, base station equipment and related leasehold improvements (including leased assets of $1.2 million and $1.2 million)	60 - 204	$11,419,352	$10,631,101
Office equipment, computers and other	36 - 60	1,231,907	1,102,584
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	758,898	742,263
Vehicles (including leased assets of $31.5 million and $33.7 million)	36 - 60	87,786	81,085

Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)		13,497,943	12,557,033
Accumulated depreciation (including leased assets of $11.4 million and $5.6 million)		(7,023,556)	(6,196,117)
Construction in progress and equipment for installation		1,730,965	1,610,914

Property, plant and equipment, net		$8,205,352	$7,971,830

        Depreciation expense during the years ended December 31, 2011, 2010 and 2009, amounted to $1,811.6 million, $1,521.6 million and $1,380.8 million, respectively.

        Depreciation of the assets recorded as capital leases amounted to $9.5 million, $2.8 million and $10.2 million, respectively. Interest expense accrued on capital lease obligations for the years ended December 31, 2011, 2010 and 2009 amounted to $1.8 million, $0.5 million and $1.5 million, respectively.